Intangible Assets And Goodwil (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Gross	$ 2,749,000	$ 186,000
Less accumulated amortization	(790,000)	(29,000)
Intangible Assets Net	$ 1,959,000	$ 157,000
Trademarks and Trade Names [Member]
Amortization Period Years	15 years
Intangible Assets Gross	$ 217,000
Less accumulated amortization	$ (15,000)
Noncompete Agreements [Member]
Amortization Period Years	2 years 3 months 18 days
Intangible Assets Gross	$ 1,512,000
Less accumulated amortization	$ (648,000)
Customer [Member]
Amortization Period Years	1 year
Intangible Assets Gross	$ 3,000
Less accumulated amortization	$ (3,000)
Customer Relationships [Member]
Amortization Period Years	10 years
Intangible Assets Gross	$ 831,000
Less accumulated amortization	$ (83,000)
Patents [Member]
Amortization Period Years	15 years
Intangible Assets Gross	$ 186,000	$ 186,000
Less accumulated amortization	$ (41,000)	$ (29,000)